Related party information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) director	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 20, 2019
Related party borrowings and receivables
Investment in joint ventures	$ 6
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding				25.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	34.00%	34.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Number of common directors | director	4
Key Management Personnel
Related party borrowings and receivables
Amount payable	$ 5	$ 1	$ 7
Salaries and other short term employee benefits	14	10	12
Post‑employment benefits		1	1
Key management compensation excluding transaction cost	14	11	13
Transaction related and other compensation	6		7
Key management compensation	$ 20	$ 11	$ 20